Equity Narrative (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Nov. 02, 2012	Dec. 12, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity Note [Line Items]
Amount of shares authorized in stock purchase plan, value	$ 10,000,000,000	$ 10,000,000,000
Total shares repurchased, shares			349,000,000	459,000,000	61,000,000
Total cost of shares repurchased			8,228,000,000	9,000,000,000	1,000,000,000
Amount of remaining shares authorized in stock purchase plan, value			11,800,000,000
Series A convertible perpetual preferred stock, per share stated value			$ 40,300
Series A convertible perpetual preferred stock, common stock shares when converted			2,574.87
Employee Stock Ownership Plans [Member]
Stockholders Equity Note [Line Items]
Series A convertible perpetual preferred stock, dividends rate			6.25%
Series A convertible perpetual preferred stock, common stock shares when converted			2,000,000
Preferred ESOP held preferred shares with a stated value			$ 39,000,000
Common ESOP, shares held			3,000,000